SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity
The following is a summary of the Company's stock options granted among the various plans:

	Year ended December 31, 2013
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at the beginning of the year	1,290,841	1.93	7.86	-
Granted	562,300	5.38	-	-
Exercised	(456,959)	1.65	-	-
Forfeited	(32,334)	2.25	-	-

Outstanding at the end of the year	1,363,848	3.44	8.05	3,544

Exercisable at the end of the year	754,043	2.21	6.85	2,889

Vested and expected to vest at end of year	754,043	2.21	6.85	2,889

Schedule of Stock Options, by Exercise Price Range
The options outstanding as of December 31, 2013, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted average
	Outstanding	average	Weighted	exercisable	exercise
Range of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	options
price	2013	life (years)	price	2013	exercisable

$ 1.30	131,709	3.49	1.30	131,709	1.30
$ 2.11 - $ 2.64	650,339	7.38	2.19	540,334	2.17
$ 3.84 - $ 6.04	581,800	9.82	5.33	82,000	3.91

	1,363,848	8.05	3.44	754,043	2.21